SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory
Work in process	$ 3,062	$ 1,081	$ 2,741
Finished goods	7,301	7,324	1,241
Inventory	$ 10,363	$ 8,405	$ 3,982